Investment - Summary of detailed information about investment Property (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Rental income from investment property, net of direct operating expense [abstract]
Rental income reported as part of investment income	€ 87	€ 83	€ 82
Direct operating expenses (Including repairs and maintenance expenses):
- From investment property that generated rental income	47	59	63
- From investment property that did not generate rental income	€ 2	€ 2	€ 2